UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number   811-21473
                                     811-21518

Name of Fund:  Merrill Lynch Inflation Protected Trust
               Master Inflation Protected Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Chief Executive
         Officer, Merrill Lynch Inflation Protected Trust and Master Inflation Protected Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 11/30/05

Date of reporting period: 06/01/05 - 08/31/05

Item 1 - Schedule of Investments


Merrill Lynch Inflation Protected Fund

Schedule of Investments as of August 31, 2005

                           Beneficial
                             Interest    Mutual Funds                                                          Value
                       $   96,500,579    Master Inflation Protected Trust                                $   103,359,514

                                         Total Mutual Funds (Cost - $101,389,024) - 100.1%                   103,359,514

Total Investments (Cost - $101,389,024) - 100.1%                                                             103,359,514
Liabilities in Excess of Other Assets - (0.1%)                                                                  (79,770)
                                                                                                         ---------------
Net Assets - 100.0%                                                                                      $   103,279,744
                                                                                                         ===============


Master Inflation Protected Trust

Schedule of Investments as of August 31, 2005

                                     Face
Industry                           Amount    Corporate Bonds                                                             Value
Consumer Finance - 2.1%      $  2,500,000    SLM Corp., 4.13% due 4/01/2009 (a)                                    $    2,467,700

                                             Total Corporate Bonds (Cost - $2,500,000) - 2.1%                           2,467,700



                                             U.S. Government Obligations

                               12,276,100    Tennessee Valley Authority, 3.375% due 1/15/2007                          12,702,081
                                             U.S. Treasury Inflation Indexed Bonds & Notes:
                                4,981,032        3.875% due 1/15/2009                                                   5,416,095
                                2,890,075        4.25% due 1/15/2010                                                    3,243,207
                                4,470,040        3.50% due 1/15/2011                                                    4,945,156
                                9,194,790        3% due 7/15/2012                                                      10,062,190
                                9,371,973        1.875% due 7/15/2013                                                   9,577,350
                               10,210,414        2% due 1/15/2014                                                      10,525,497
                                2,063,660        2% due 7/15/2014                                                       2,129,842
                               10,186,000        1.625% due 1/15/2015                                                  10,173,665
                                2,579,575        2.375% due 1/15/2025                                                   2,796,925
                               13,094,349        3.625% due 4/15/2028                                                  17,405,768
                                8,163,528        3.875% due 4/15/2029                                                  11,353,998
                                3,287,280        3.375% due 4/15/2032                                                   4,425,116

                                             Total U.S. Government Obligations
                                             (Cost - $102,646,397) - 90.3%                                            104,756,890



                               Beneficial
                                 Interest    Short-Term Securities
                            $   8,142,003    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (b)                8,142,003

                                             Total Short-Term Securities (Cost - $8,142,003) - 7.0%                     8,142,003

                                             Total Investments (Cost - $113,288,400) - 99.4%                          115,366,593


                                Number of
                                Contracts    Options Written
Call Options Written - 0.0%          20++    Consumer Price Index (CPI) Linked Floor, expiring April 2009 at
                                             USD 1, Broker Morgan Stanley Capital Services, Inc.                         (32,000)
                                      6++    Swaption, expiring January 2007 at USD 4.25, Broker UBS
                                             Warburg (c)                                                                 (12,600)
                                                                                                                   --------------
                                                                                                                         (44,600)

Put Options Written - 0.0%            6++    Swaption, expiring January 2007 at USD 4.25, Broker UBS
                                             Warburg (c)                                                                 (10,800)

                                             Total Options Written (Premiums Received - $55,550) - 0.0%                  (55,400)

                                             Total Investments, Net of Options Written
                                             (Cost - $113,232,850*) - 99.4%                                           115,311,193
                                             Other Assets Less Liabilities - 0.6%                                         689,267
                                                                                                                   --------------
                                             Net Assets - 100.0%                                                   $  116,000,460
                                                                                                                   ==============

  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of August 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                               $      113,240,000
                                                 ==================
    Gross unrealized appreciation                $        2,324,722
    Gross unrealized depreciation                         (253,529)
                                                 ------------------
    Net unrealized appreciation                  $        2,071,193
                                                 ==================

 ++ One contract represents a notional amount of $1,000,000.

(a) Floating rate note.

(b) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                                 Interest/
                                                 Net              Dividend
    Affiliate                                  Activity            Income

    Merrill Lynch Liquidity Series, LLC
        Cash Sweep Series I                 $  4,843,435         $  148,038
    Merrill Lynch Premier
        Institutional Fund                   (5,240,625)         $      665

(c) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of the swaption.

    For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

    Swaps outstanding as of August 31, 2005 were as follows:

                                                                 Unrealized
                                                    Notional     Appreciation
                                                     Amount     (Depreciation)

    Receive (pay) a variable return based on the change in the spread return of Lehman
    Brothers CMBS AAA 8.5+ Index spread return and receive a floating rate based on the spread plus 0.60%

    Broker, Citibank N.A.
    Expires December 2005                          $  6,000,000              -

    Sold credit default protection on Time
    Warner, Inc. and receive 0.50%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires June 2007                              $  2,000,000     $    9,322

    Sold credit default protection on Wyeth
    and receive 0.67%

    Broker, Lehman Brothers Special Finance
    Expires June 2009                              $  2,000,000         35,570

    Sold credit default protection on Sprint
    Capital Corp. and receive 0.93%

    Broker, JPMorgan Chase Bank
    Expires June 2009                              $  2,000,000         48,124

    Sold credit default protection on Dow
    Jones CDX North America Investment Grade
    Index Series 2 and receive 0.60%

    Broker, JPMorgan Chase Bank
    Expires September 2009                         $  3,000,000         13,589

    Sold credit default protection on Fannie
    Mae and receive 0.18%

    Broker, Lehman Brothers Special Finance
    Expires March 2010                             $  5,000,000          3,415

    Sold credit default protection on Freddie
    Mac and receive 0.15%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                              $  6,000,000          9,018

    Sold credit default protection on Fannie
    Mae and receive 0.48%

    Broker, Deutsche Bank AG
    Expires June 2010                              $  3,000,000         25,275

    Sold credit default protection on WFS
    Financial Owner Trust Series 2003-2 Class C and receive 0.41%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires December 2010                          $  2,034,429          1,530

    Receive a floating rate based on 1-month USD
    LIBOR plus 0.47%, which is capped at a fixed coupon of 6% from 12/16/05 through expiration and pay a floating rate based on 1-month
    USD LIBOR

    Broker, Credit Suisse First Boston
    Expires June 2011                              $  5,500,000          1,519

    Sold credit default protection on Holmes
    Financing Plc Series 8 Class 2C and
    receive 0.55%

    Broker, Deutsche Bank AG
    Expires July 2040                              $  3,000,000            981

    Sold credit default protection on Permanent
    Financing Plc Series 4 Class 2C and
    receive 0.55%

    Broker, Deutsche Bank AG
    Expires June 2042                              $  3,000,000          2,631

    Sold credit default protection on Granite
    Mortgages Plc Series 2004-2 Class 1C and receive 0.45%

    Broker, Deutsche Bank AG
    Expires June 2044                              $  3,000,000        (2,700)
                                                                    ----------
    Total                                                           $  148,274
                                                                    ==========


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Inflation Protected Trust and Master Inflation Protected Trust


By:    /s/ Robert C. Doll, Jr.
       -------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Inflation Protected Trust and
       Master Inflation Protected Trust

Date: October 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Inflation Protected Trust and
       Master Inflation Protected Trust


Date: October 19, 2005


By:    /s/ Donald C. Burke
       -------------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Inflation Protected Trust and
       Master Inflation Protected Trust


Date: October 19, 2005